Brumadinho dam failure (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at the beginning	$ 3,537
Monetary and present value adjustments	165
Disbursements	(1,093)
Translation adjustment	303
Balance at the ending	3,312	$ 3,537
Operating expense	400
Current liabilities	944	1,156
Non-current liabilities	2,368	2,381
Liabilities	3,312	3,537
Expense incurred in relation to Brumadinho event	620	650
Global Settlement for Brumadinho
IfrsStatementLineItems [Line Items]
Balance at the beginning	2,984
Monetary and present value adjustments	175
Disbursements	(904)
Translation adjustment	271
Balance at the ending	2,526	2,984
Liabilities	$ 2,526	$ 2,984
Discount rate	9.08%	8.08%
Global Settlement for Brumadinho | Payment Obligations [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	$ 1,427
Monetary and present value adjustments	113
Disbursements	(795)
Translation adjustment	137
Balance at the ending	882	$ 1,427
Liabilities	882	1,427
Global Settlement for Brumadinho | Provision For Socio Economic Reparation And Others [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	852
Monetary and present value adjustments	3
Disbursements	(72)
Translation adjustment	84
Balance at the ending	867	852
Liabilities	867	852
Global Settlement for Brumadinho | Provision For Social And Environmental Reparation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	705
Monetary and present value adjustments	59
Disbursements	(37)
Translation adjustment	50
Balance at the ending	777	705
Liabilities	777	705
Commitment [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	553
Monetary and present value adjustments	(10)
Disbursements	(189)
Translation adjustment	32
Balance at the ending	786	553
Operating expense	400
Liabilities	786	553
Commitment [Member] | Tailings Containment And Geotechnical Safety [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	318
Monetary and present value adjustments	(1)
Disbursements	(80)
Translation adjustment	19
Balance at the ending	559	318
Operating expense	303
Liabilities	559	318
Commitment [Member] | Individual Indemnification [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	115
Monetary and present value adjustments	(4)
Disbursements	(74)
Translation adjustment	8
Balance at the ending	45	115
Liabilities	45	115
Commitment [Member] | Other Commitments [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	120
Monetary and present value adjustments	(5)
Disbursements	(35)
Translation adjustment	5
Balance at the ending	182	120
Operating expense	97
Liabilities	$ 182	$ 120